Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Interests in Land Option Agreements

The following provides a summary of our interests in land option agreements (in thousands):

	December 31, 2014			December 31, 2013
		Remaining	Consolidated		Remaining	Consolidated
		Purchase	Inventory		Purchase	Inventory
	Deposits	Price	Held by VIEs	Deposits	Price	Held by VIEs
Consolidated VIEs	$8,071	$43,432	$34,070	$6,979	$34,724	$39,680
Unconsolidated VIEs	13,309	129,637	N/A	7,102	75,171	N/A
Other land option agreements	30,846	284,819	N/A	31,686	321,240	N/A
Total	$52,226	$457,888	$34,070	$45,767	$431,135	$39,680